Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.66%
First Trust Active Factor International ETF
Prospectus [Line Items]
Average Annual Return, Percent		36.04%	8.71%	8.19%
Performance Inception Date	Apr. 13, 2016
First Trust Active Factor International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.02%	6.99%	6.84%
First Trust Active Factor International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.24%	5.94%	5.88%